Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 67,142,858
Previously Paid Amount	6,905
Total Fee Amount	9,272
Total Offset Amount	0
Net Fee	$ 2,367